Details of Significant Accounts - Revenue, unsatisfied contracts - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Amount of transaction price allocated to contracts	$ 28,133	$ 23,653
Within 1 year
Revenue
Percentage of transaction price allocated to the unsatisfied contracts	85.00%
2024 to 2027
Revenue
Percentage of transaction price allocated to the unsatisfied contracts	15.00%